Thrivent Life Insurance Company
625 Fourth Avenue South
Minneapolis, MN 55415

May 3, 2005

Securities and Exchange Commission
Branch of Document Control
Room 1004
450 Fifth Street, N.W.
Washington, DC 20549

RE: TLIC Variable Annuity Account A
    1933 Act File No. 33-15974
    1940 Act File No. 811-5242

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-referenced Registrant certifies that the form of the prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-4 would not have differed from that contained in said registration statement, which was filed electronically on April 20, 2005.

Please direct any comments or questions concerning this certificate to me at (612) 340-7005.

Very truly yours,

/s/ John C. Bjork
John C. Bjork
Assistant Secretary